Commitments And Contingencies (Future Minimum Lease Payments Under Operating And Merchant Space Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments And Contingencies [Abstract]
2015	$ 12,653
2016	9,848
2017	6,352
2018	4,850
2019	2,007
Thereafter	2,714
Total minimum lease payments	$ 38,424